Derivative Instruments and Hedging Activities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	May 08, 2019
Interest Rate Swaps, Cross Currency Swaps Agreement and Foreign Currency Forward Contracts [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 4.5	$ 3.1
Derivative Liability, Fair Value, Gross Liability	73.7	74.3
Security deposit for swap liabilities under certain master agreements
Derivative [Line Items]
Restricted Cash and Cash Equivalents	$ 3.8	$ 14.3
Altera | Stock Purchase Warrants | Brookfield
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant			15,500,000
Altera | Series D Warrant
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant			1,755,000